Property, plant and equipment - Schedule of Net Carrying Amounts Included in Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 18,267	$ 21,424
Property
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	18,035	21,179
Equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	87	34
Vehicle
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 145	$ 211